Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11 – RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024, and June 30, 2024:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company

	December 31, 2024	June 30, 2024
	(Unaudited)
Amounts due to related parties
Zhen Fan	$6,187	$6,187
	$6,187	$6,187